UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $705,181 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    36996   856200 SH       Sole                   856200        0        0
BAXTER INTL INC                COM              071813109    35208   600000 SH       Sole                   600000        0        0
BECKMAN COULTER INC            COM              075811109    21902   334686 SH       Sole                   334686        0        0
BIOVAIL CORP                   COM              09067J109    10051   720000 SH       Sole                   720000        0        0
CENTRAL EUROPEAN DIST CORP     COM              153435102     4830   170000 SH       Sole                   170000        0        0
CIGNA CORP                     COM              125509109    11218   318069 SH       Sole                   318069        0        0
CVS CAREMARK CORPORATION       COM              126650100    15139   470000 SH       Sole                   470000        0        0
DIRECTV                        COM CL A         25490A101    14507   435000 SH       Sole                   435000        0        0
EQUINIX INC                    COM NEW          29444U502    19283   181655 SH       Sole                   181655        0        0
EXPRESS SCRIPTS INC            COM              302182100    44083   510100 SH       Sole                   510100        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    11193   477527 SH       Sole                   477527        0        0
FLOWSERVE CORP                 COM              34354P105     7562    80000 SH       Sole                    80000        0        0
FTI CONSULTING INC             COM              302941109     9904   210000 SH       Sole                   210000        0        0
GEO GROUP INC                  COM              36159R103     8699   397600 SH       Sole                   397600        0        0
GOOGLE INC                     CL A             38259P508    15500    25000 SH       Sole                    25000        0        0
HEALTH NET INC                 COM              42222G108    35801  1537200 SH       Sole                  1537200        0        0
HEALTHSOUTH CORP               COM NEW          421924309    15112   805100 SH       Sole                   805100        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106    16396   395000 SH       Sole                   395000        0        0
JPMORGAN CHASE & CO            COM              46625H100    11043   265000 SH       Sole                   265000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    22717   558714 SH       Sole                   558714        0        0
MASTERCARD INC                 CL A             57636Q104     3604    14080 SH       Sole                    14080        0        0
MCDONALDS CORP                 COM              580135101    36215   580000 SH       Sole                   580000        0        0
MOLSON COORS BREWING CO        CL B             60871R209     8129   180000 SH       Sole                   180000        0        0
MONSANTO CO NEW                COM              61166W101    24455   299144 SH       Sole                   299144        0        0
PFIZER INC                     COM              717081103     5774   317400 SH       Sole                   317400        0        0
POPULAR INC                    COM              733174106     5031  2226002 SH       Sole                  2226002        0        0
ROVI CORP                      COM              779376102    24051   754675 SH       Sole                   754675        0        0
TARGET CORP                    COM              87612E106    12093   250000 SH       Sole                   250000        0        0
TERADATA CORP DEL              COM              88076W103    23055   733550 SH       Sole                   733550        0        0
TJX COS INC NEW                COM              872540109    17544   480000 SH       Sole                   480000        0        0
TRANSDIGM GROUP INC            COM              893641100    58349  1228656 SH       Sole                  1228656        0        0
VISA INC                       COM CL A         92826C839    89848  1027300 SH       Sole                  1027300        0        0
WALGREEN CO                    COM              931422109     5875   160000 SH       Sole                   160000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    10819   380000 SH       Sole                   380000        0        0
WESTERN UN CO                  COM              959802109    13195   700000 SH       Sole                   700000        0        0